Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets
The Company’s net deferred tax assets consist of the following components:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$3,294,955	$3,013,721
Stock-based compensation	1,183,941	1,800,935
Research and development	1,499,300	—
Accrued compensation	244,848	109,673
Other	6,724	102,825

Total net deferred tax assets before valuation allowance	6,229,768	5,027,154
Valuation allowance	(6,229,768)	(5,027,154)

Net deferred tax asset	$—	$—

Schedule of Effective Tax Rate of Income Tax Benefit Differs from Federal Statutory Rate
The income tax benefit differs from the benefit that would result from applying federal statutory rates to loss before income taxes as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	(7.7)%	4.4%
Stock-based compensation	(1.2)%	(1.9)%
Loss on extinguishment of debt	(1.5)%	(3.9)%
Other nondeductible expenses/(nontaxable income)	(3.0)%	(2.8)%
Change in valuation allowance	(7.6)%	(16.8)%

Income tax benefit	—%	—%